Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) (Superior Living SDN. BHD) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Payables to non-trade vendors and service providers	$ 97,459	$ 77,246	$ 32,319	$ 7,884
Superior Living SDN. BHD. [Member]
Payables to non-trade vendors and service providers	$ 209,096	$ 252,902		$ 968,547